NET INCOME/(LOSS) PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Basic net income/(loss) per share calculation-Numerator:
Net loss	¥ (212,117)	$ (29,877)	¥ (288,308)	¥ 137,803
Net income/(loss) attributable to ordinary shareholders for computing net income per ordinary shares-basic and diluted	¥ (212,117)	$ (29,877)	¥ (288,308)	¥ 137,803
Denominator:
Weighted average ordinary shares outstanding used in computing net income/(loss) per ordinary shares - basic	243,135,964	243,135,964	246,283,328	252,167,610
Net income/(loss) per ordinary share attributable to ordinary shareholders-basic | (per share)	¥ (0.87)	$ (0.12)	¥ (1.17)	¥ 0.55
Diluted net income/(loss) per share calculation
Net income/(loss) attributable to ordinary shareholders for computing net income per ordinary shares-basic and diluted	¥ (212,117)	$ (29,877)	¥ (288,308)	¥ 137,803
Denominator:
Weighted average ordinary shares outstanding used in computing net income/(loss) per ordinary shares - basic	243,135,964	243,135,964	246,283,328	252,167,610
Effect of potentially diluted share options, restricted shares and RSUs				12,201,019
Weighted average ordinary shares outstanding used in computing net income/(loss) per ordinary shares-diluted	243,135,964	243,135,964	246,283,328	264,368,629
Net income/(loss) per ordinary share attributable to ordinary shareholders-diluted | (per share)	¥ (0.87)	$ (0.12)	¥ (1.17)	¥ 0.52